Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	$ 9,153	$ 10,496
Wages and benefits payable	3,083	5,593
Current portion of royalty payment obligations (note 17)	3,248	3,043
Current portion of license acquisition payment obligation (note 17)		1,302
Current portion of other employee benefit liabilities (note 17)	1,351	2,374
Trade and other current payables	$ 16,835	$ 22,808	$ 31,855